UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	33-12791 & 811-5069

EquiTrust Variable Insurance Series Fund
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA			50266-5997
(Address of principal executive offices)			(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515/225-5400

Date of fiscal year end:	December 31, 2005

Date of reporting period:	June 30, 2005

Item  1.   Reports to Stockholders.

EquiTrust Variable Insurance Series Fund

Semi-Annual Report
June 30, 2005

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

This report is not to be distributed unless preceded or accompanied by a current prospectus.

PRESIDENT'S LETTER

Dear Shareholder:

Equities recorded broad losses for the first half of 2005, with some segments of the equity market faring better than others. The S&P 500 Stock Composite Index (the "S&P 500") declined 0.81%, but the Dow Jones Industrial Average fell 3.65% and the NASDAQ Composite dropped 5.12%. Small cap stocks fared somewhat better than the latter two indices, with the Russell 2000 Index declining 1.21%.

In contrast to the declines in the equity market, fixed income indices generally recorded positive returns. The Lehman Brothers U.S. Aggregate Bond Index, a measure of the broad domestic fixed income security market, recorded a gain of 2.51% for the period. Investment grade corporate, high yield corporate and fixed rate mortgage-backed securities recorded modest single-digit gains in aggregate, while holders of long-term government securities benefited from a sharp decrease in the interest rate on the thirty-year Treasury bond. Lehman's benchmark for this segment of the market, the U.S. Long Treasury Index, returned 8.26% for the period.

Interest rates have incurred significant change since the beginning of the year, with short-term rates rising and long-term rates declining. The Federal Reserve Board (the "Fed") effectively raised short-term interest rates by hiking the Federal Funds rate by 100 basis points (1%) between the beginning of the year and the end of June. This has benefited holders of money market mutual funds, as the rates paid on these accounts have also increased. Long-term interest rates have generally declined, with the yields on the ten-year and thirty-year Treasury bonds decreasing again to historic lows. Fixed mortgage rates have declined as well, providing further stimulus for the buoyant U.S. housing market.

The U.S. economy continues to grow at a relatively average rate, while some measures show inflation pressures to be low or even subsiding. Corporate earnings growth has slowed considerably since 2004, but corporate balance sheets continue to strengthen. The financial markets have seemingly responded in kind, with long-term interest rates - those most impacted by inflation - receding to historic lows and equities generally retaining their fair - but unexciting - valuation. Returns for both equities and fixed income securities are likely to be restrained near-term due, in part, to these conditions.

In this environment, we continue to emphasize the importance of having an appropriate asset allocation plan. The EquiTrust portfolios provide a means for our investors to gain exposure to both the domestic equity and fixed income markets. Below is a summary of how the individual portfolios have performed so far this year.

Money Market: The interest rates offered by money market funds are closely related to the target rates set by the Federal Open Market Committee ("FOMC"). The FOMC meets several times throughout the year to determine the target Federal Funds rate (the overnight lending rate between banks). Rates have been raised at a measured pace over the last year to 3.25% as of the June 30th meeting. The market is anticipating that the increases will continue throughout the rest of 2005. The Federal Funds rate is expected to be 4.00% by year-end. While inflation remains a concern, the FOMC has stated that it believes inflation is "well contained" in the long term. As of June 30, 2005, the Money Market Portfolio had a 7-day yield of 2.49%.

High Grade Bond: Over the first half of the year the Treasury yield curve got flatter with the two-year Treasury yield rising by 57 basis points (.57%) to 3.63%, the ten-year Treasury yield falling 30 basis points (.30%) to 3.19%, and the thirty-year Treasury yield falling 64 basis points (.64%) to 4.19%. The sector with the worst relative performance in the Lehman Brothers U.S. Aggregate Index ("Aggregate Index") for this period was the Investment Grade Corporate Index, as corporate spreads expanded as a result of problems in the auto sector and increased concerns over companies taking actions that are detrimental to credit quality.

During the six-month period ended June 30, 2005, the High Grade Bond Portfolio underperformed the Aggregate Index, as reflected by the 2.22% total return produced by the Portfolio versus the 2.51% total return produced by the Index. The total returns for the major components of the Aggregate Index for this period were as follows: U.S. Fixed Rate Mortgage Backed Securities (34% of the Index), 2.15%; U.S. Treasury Securities (26% of the Index), 3.20%; and U.S. Investment Grade Corporate Securities (20% of the Index), 2.36%. The Index had an effective duration1 of 4.16 as of June 30, 2005. In comparison, the Portfolio had approximately 36% of its assets invested in fixed rate mortgage-backed securities, 34% in corporate securities, 14% in cash equivalents, 9% in government agencies, 6% in U.S. Treasuries and 1% in preferred stock. The effective duration of the Portfolio was 3.60. The Portfolio underperformed the Index mainly because of its underexposure to outperforming Treasury issues and Portfolio expenses.

Given the very flat yield curve and our view that the Federal Reserve is not done raising short term interest rates, we feel it is not an appropriate time to take more interest rate risk than the Aggregate Index.

Strategic Yield: The Lehman Brothers High Yield Index ("High Yield Index") generated a total return of 1.11% during the six-month period ending June 30, 2005, outperforming U.S. equities (the S&P 500 returned –0.81%) but underperforming the Lehman Brothers U.S. Investment Grade Corporate Securities Index (which had a total return of 2.36%). The option-adjusted spread on the High Yield Index finished the current period at 367 basis points (3.67%), which was 79 basis points (0.79%) higher than at the start of the year. The High Yield Index had a negative excess return of 155 basis points (–1.55%) relative to duration neutral Treasuries

1  Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

during the period. The range of total return by rating category was dispersed with the Caa-rated component of the Index returning –1.19%, Ba-rated component returning 2.27% and B-rated component returning 1.06% over the six-month reporting period.

During the six-month reporting period, the Portfolio produced a total return of 2.89%, exceeding that of the High Yield Index. Its performance was helped by having less exposure to both high yield issues and lower rated issues relative to the Index; in general, the lowest rated issues were the worst performers during the period. A higher exposure to investment grade corporate securities than the Index also helped to increase our returns relative to the Index and more than offset Portfolio expenses.

The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. As always, we will seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

Managed: The Managed Portfolio returned 2.15% through June 30, 2005, relative to a loss of 0.81% for the S&P 500. The Portfolio remains most heavily allocated to quality equities, though its fixed income and cash holdings constitute a significant portion of its assets. The cash holdings aided the Portfolio's relative performance modestly, while its equity holdings outperformed the S&P 500 in all sectors except the materials sector.

Equity valuations generally improved from the beginning of the year but remain unattractive on a long-term basis. The S&P 500's price-to-earnings (P/E) multiple on trailing earnings2 was around 19.2 times trailing earnings at the end of June, just below the benchmark's 25-year average around 19.7 times. However, this still compares to a longer-term, 79-year average near sixteen times trailing earnings.

Equities are still more attractive than fixed income securities given the historically low level of intermediate and long-term interest rates. As such, we are finding value in large cap S&P 500 names such as Wal-Mart, Anheuser Busch and Boston Scientific, all of which were new holdings during the year.

Value Growth: Value Growth outperformed the S&P 500 in the first half of 2005, returning 2.83% compared to the S&P 500's decline of 0.81%. The Portfolio trailed the benchmark only in its materials and utilities weighting, while it led the S&P 500 most significantly in the consumer discretionary and energy sectors.

During the first half of the year, we made significant changes to the Portfolio's exposure in the energy and financials sectors and also added numerous new positions in S&P 500 constituents. Notwithstanding the energy sector's reasonable valuation and its long-term potential, we reduced Value Growth's exposure to the sector given its strong performance over the past eighteen months. Our concerns about the current economics of the financials sector led us to trim the Portfolio's exposure to commercial banks, and we additionally modified its holdings in the insurance industry. We have been finding value in large cap S&P 500 stocks across most sectors in the benchmark; over the past six months, we have added new positions in Wal-Mart, Anheuser-Busch, Deere & Co., International Paper and Metlife. Notably, these have historically been favorites of growth-stock investors.

Over the past twelve to eighteen months, we have positioned the Portfolio defensively against the eventual decline in earnings growth. Relative to the S&P 500, it remains significantly overweight in the health care and energy sectors and underweight in the consumer discretionary, financials and technology sectors. At this point, our strategy of adding large cap S&P 500 growth stocks has moved the Portfolio towards more a core-like position relative to the S&P 500. We anticipate that it will remain so as long as valuation among large cap stocks remains more compelling relative to that of small cap stocks.

Blue Chip: The Blue Chip Portfolio passively tracks the direction of the large capitalization equity market. Year-to-date, the Portfolio has declined 1.48%, relative to total returns of –0.81% for the S&P 500 and –3.65% for the Dow Jones Industrial Average. The Portfolio remains substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and protect that investment. Thank you for continued support of the Fund.

Craig A. Lang
President

July 29, 2005

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

2  Trailing earnings are the aggregate per share earnings over the past twelve months for the stocks in the S&P 500.

EQUITRUST VARIABLE INSURANCE SERIES FUND

June 30, 2005

Value Growth Portfolio

Portfolio Holdings by Industry Sector

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*  This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

**  Credit quality as reported by Standard & Poor's.

EQUITRUST VARIABLE INSURANCE SERIES FUND

June 30, 2005

Managed Portfolio

Portfolio Holdings by Industry Sector

Money Market Portfolio

Portfolio Holdings by Asset Type

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*  This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on January 1, 2005 and held until June 30, 2005.

Actual Expenses –

The first line for each Portfolio in the table below provides information about actual account values and actual expenses for that Portfolio. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" for the same Portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period* 1/1/2005 - 6/30/2005	Annualized Expense Ratio
Value Growth				0.58%
Actual	$1,000	$1,028.30	$2.92
Hypothetical **	$1,000	$1,022.12	$2.91
High Grade Bond				0.45%
Actual	$1,000	$1,022.20	$2.24
Hypothetical **	$1,000	$1,022.78	$2.24
Strategic Yield				0.59%
Actual	$1,000	$1,028.90	$2.98
Hypothetical **	$1,000	$1,022.06	$2.97
Managed				0.56%
Actual	$1,000	$1,021.50	$2.83
Hypothetical **	$1,000	$1,022.20	$2.83
Money Market				0.57%
Actual	$1,000	$1,010.10	$2.84
Hypothetical **	$1,000	$1,022.17	$2.86
Blue Chip				0.31%
Actual	$1,000	$985.20	$1.52
Hypothetical **	$1,000	$1,023.47	$1.55

* Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio, multiplied by the average account value over the period, multiplied by 181 days divided by 364 to reflect the one-half year period.

** Hypothetical examples are based on a 5% return before expenses.

(This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS
Investments in securities, at value (cost - $51,679,172; $31,092,937; $31,952,422; $68,309,528; $6,598,364; and $68,630,207, respectively)	$58,623,763	$31,952,509	$33,513,224	$78,363,403	$6,598,364	$81,523,037
Cash	12,335	60,059	33,044	17,018	7,251	28,882
Accrued dividends and interest receivable	68,950	236,651	561,154	140,277	5,037	91,794
Receivable for fund shares sold	170	15,799	9,568	14,375	260,095	1,698
Receivable for investment securities sold	191,694	-	-	182,851	-	-
Prepaid expense and other assets	890	462	474	1,147	85	1,310
Total Assets	58,897,802	32,265,480	34,117,464	78,719,071	6,870,832	81,646,721
LIABILITIES
Payable for fund shares redeemed	72,280	31,702	31,554	68,760	8,868	78,897
Accrued expenses	7,276	5,306	5,006	8,419	5,659	9,937
Total Liabilities	79,556	37,008	36,560	77,179	14,527	88,834
NET ASSETS	$58,818,246	$32,228,472	$34,080,904	$78,641,892	$6,856,305	$81,557,887
ANALYSIS OF NET ASSETS
Paid-in Capital	$55,838,811	$31,369,330	$34,780,588	$65,872,963	$6,856,305	$74,950,554
Accumulated undistibuted net investment income	389,384	-	-	839,210	-	788,520
Accumulated undistibuted net realized gain (loss) from investment transactions	(4,354,540)	(430)	(2,260,486)	1,875,844	-	(7,074,017)
Net unrealized appreciation of investments	6,944,591	859,572	1,560,802	10,053,875	-	12,892,830
NET ASSETS	$58,818,246	$32,228,472	$34,080,904	$78,641,892	$6,856,305	$81,557,887
Shares issued and outstanding as of June 30, 2005	4,460,126	3,111,198	3,635,710	5,092,526	6,856,305	2,401,127
NET ASSET VALUE PER SHARE	$13.19	$10.36	$9.37	$15.44	$1.00	$33.97

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2005
(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME
Dividends	$446,201	$8,100	$14,175	$539,037	$-	$827,820
Interest	110,379	755,086	993,968	513,610	80,779	87,562
Foreign tax withholding	(1,333)	-	-	(1,897)	-	-
Total Investment Income	555,247	763,186	1,008,143	1,050,750	80,779	915,382
EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
Investment advisory and management fees	128,909	45,993	71,646	168,822	7,755	82,490
Accounting fees	14,320	7,665	7,961	14,977	1,551	14,841
Custodial fees	2,882	2,665	2,183	3,409	3,206	2,261
Professional fees	8,894	5,290	5,417	11,155	2,105	12,289
Reports to shareholders	1,145	588	601	1,469	129	1,667
Trustees' fees and expenses	2,656	1,433	1,496	3,501	271	3,825
Insurance and bonds	686	356	361	879	65	1,011
Miscellaneous	6,371	4,364	4,476	7,328	2,613	8,478
Total Expenses	165,863	68,354	94,141	211,540	17,695	126,862
Net Investment Income	389,384	694,832	914,002	839,210	63,084	788,520
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	2,074,308	(430)	1,392	1,932,188	-	396
Change in unrealized appreciation (depreciation) of investments	(879,618)	(7,128)	43,568	(1,100,050)	-	(2,036,449)
Net Gain (Loss) on Investments	1,194,690	(7,558)	44,960	832,138	-	(2,036,053)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,584,074	$687,274	$958,962	$1,671,348	$63,084	$(1,247,533)

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
OPERATIONS
Net investment income	$389,384	$662,829	$694,832	$1,218,691
Net realized gain (loss) from investment transactions	2,074,308	2,173,686	(430)	43,870
Change in unrealized appreciation (depreciation) of investments	(879,618)	3,213,722	(7,128)	(51,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,584,074	6,050,237	687,274	1,211,030
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(665,116)	(563,058)	(694,832)	(1,218,691)
Net realized gain from investment transactions	-	-	(43,870)	(70,428)
Total Dividends and Distributions	(665,116)	(563,058)	(738,702)	(1,289,119)
CAPITAL SHARE TRANSACTIONS	(454,327)	54,029	2,300,043	3,398,714
Total Increase (Decrease) in Net Assets	464,631	5,541,208	2,248,615	3,320,625
NET ASSETS
Beginning of period	58,353,615	52,812,407	29,979,857	26,659,232
End of period (including undistributed net investment income as set forth below)	$58,818,246	$58,353,615	$32,228,472	$29,979,857
Undistributed Net Investment Income	$389,384	$665,116	$-	$-

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Strategic Yield Portfolio		Managed Portfolio
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
OPERATIONS
Net investment income	$914,002	$1,685,239	$839,210	$1,297,777
Net realized gain (loss) from investment transactions	1,392	148,802	1,932,188	2,810,450
Change in unrealized appreciation (depreciation) of investments	43,568	581,354	(1,100,050)	1,790,691
Net Increase (Decrease) in Net Assets Resulting from Operations	958,962	2,415,395	1,671,348	5,898,918
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(914,002)	(1,685,239)	(1,297,777)	(1,367,844)
Net realized gain from investment transactions	-	-	(1,299,691)	-
Total Dividends and Distributions	(914,002)	(1,685,239)	(2,597,468)	(1,367,844)
CAPITAL SHARE TRANSACTIONS	3,398,452	4,408,930	4,692,305	3,611,860
Total Increase (Decrease) in Net Assets	3,443,412	5,139,086	3,766,185	8,142,934
NET ASSETS
Beginning of period	30,637,492	25,498,406	74,875,707	66,732,773
End of period (including undistributed net investment income as set forth below)	$34,080,904	$30,637,492	$78,641,892	$74,875,707
Undistributed Net Investment Income	$-	$-	$839,210	$1,297,777

	Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
OPERATIONS
Net investment income	$63,084	$45,967	$788,520	$1,621,030
Net realized gain (loss) from investment transactions	-	-	396	(616,554)
Change in unrealized appreciation (depreciation) of investments	-	-	(2,036,449)	3,865,719
Net Increase (Decrease) in Net Assets Resulting from Operations	63,084	45,967	(1,247,533)	4,870,195
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(63,084)	(45,967)	(1,621,030)	(1,194,008)
Net realized gain from investment transactions	-	-	-	-
Total Dividends and Distributions	(63,084)	(45,967)	(1,621,030)	(1,194,008)
CAPITAL SHARE TRANSACTIONS	264,240	(135,487)	(533,677)	1,451,850
Total Increase (Decrease) in Net Assets	264,240	(135,487)	(3,402,240)	5,128,037
NET ASSETS
Beginning of period	6,592,065	6,727,552	84,960,127	79,832,090
End of period (including undistributed net investment income as set forth below)	$6,856,305	$6,592,065	$81,557,887	$84,960,127
Undistributed Net Investment Income	$-	$-	$788,520	$1,621,030

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO

June 30, 2005
(Unaudited)

	Shares Held	Value
COMMON STOCKS (86.58%)
AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.63%)
Ryder System, Inc.	10,100	$369,660
BUSINESS SERVICES (4.69%)
Affiliated Computer Services, Inc.-Class A (1)	5,800	296,380
Computer Associates International, Inc.	12,174	334,541
Compuware Corp. (1)	16,050	115,399
Electronic Data Systems Corp.	5,745	110,591
Fair Isaac & Co., Inc.	4,719	172,243
First Data Corp.	3,520	141,293
Microsoft Corp.	16,425	407,997
Oracle Corp. (1)	12,300	162,360
SunGard Data Systems, Inc. (1)	6,200	218,054
Symantec Corp. (1)	18,016	391,668
Veritas Software Corp. (1)	16,800	409,920
		2,760,446
CHEMICALS AND ALLIED PRODUCTS (14.28%)
Abbott Laboratories	8,000	392,080
Biogen Idec, Inc. (1)	4,620	159,159
Bristol-Myers Squibb Co.	18,220	455,136
Colgate-Palmolive Co.	3,255	162,457
E.I. du Pont de Nemours & Co.	12,555	539,991
GlaxoSmithKline PLC	5,500	266,805
IVAX Corp. (1)	17,000	365,500
Johnson & Johnson	9,525	619,125
KV Pharmaceutical Co.-Class A (1)	12,700	212,725
Merck & Co., Inc.	9,764	300,731
Mylan Laboratories, Inc.	40,025	770,081
Olin Corp.	6,400	116,736
Perrigo Co.	25,615	357,073
Pfizer, Inc.	36,036	993,873
Schering-Plough Corp.	23,200	442,192
Sensient Technologies Corp.	56,375	1,161,889
SurModics, Inc. (1)	7,277	315,603
Taro Pharmaceutical Industries, Ltd. (1)	6,600	191,862
Teva Pharmaceutical Industries, Ltd.	10,216	318,126
Wyeth	5,835	259,657
		8,400,801
COMMUNICATIONS (2.91%)
BellSouth Corp.	11,000	292,270
Centurytel, Inc.	19,300	668,359
Comcast Corp.-Class A (1)	3,235	99,315
Nextel Communications, Inc. (1)	20,200	652,662
		1,712,606
DEPOSITORY INSTITUTIONS (7.69%)
AmSouth Bancorp.	13,425	349,050
Bank of America Corp.	12,204	556,624
Bank of New York Co., Inc.	8,681	249,839

	Shares Held	Value
BOK Financial Corp.	7,000	$322,840
Citigroup, Inc.	23,183	1,071,750
National City Corp.	6,830	233,040
New York Community Bancorp., Inc.	23,156	419,587
U. S. Bancorp.	20,450	597,140
Wachovia Corp.	7,650	379,440
Wilmington Trust Corp.	9,500	342,095
		4,521,405
EATING AND DRINKING PLACES (0.68%)
Wendy's International, Inc.	8,400	400,260
ELECTRIC, GAS AND SANITARY SERVICES (3.69%)
Alliant Energy Corp.	8,660	243,779
Atmos Energy Corp.	17,012	489,946
Black Hills Corp.	7,520	277,112
Nisource, Inc.	16,000	395,680
Pepco Holdings, Inc.	16,200	387,828
Xcel Energy, Inc.	19,405	378,786
		2,173,131
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.99%)
Acuity Brands, Inc.	11,417	293,303
ADC Telecommunications, Inc. (1)	18,205	396,323
Cisco Systems, Inc. (1)	30,600	584,766
ECI Telecom, Ltd. (1)	10,000	83,000
Emerson Electric Co.	2,300	144,049
Intel Corp.	8,900	231,934
JDS Uniphase Corp. (1)	16,400	24,928
		1,758,303
ENGINEERING AND MANAGEMENT SERVICES (0.38%)
Shaw Group, Inc. (1)	10,400	223,704
FOOD AND KINDRED PRODUCTS (3.20%)
Anheuser-Busch Cos., Inc.	6,395	292,571
Coca-Cola Co.	6,680	278,890
ConAgra Foods, Inc.	24,000	555,840
General Mills, Inc.	4,110	192,307
Sara Lee Corp.	23,400	463,554
TreeHouse Foods, Inc. (1)	3,397	96,854
		1,880,016
FOOD STORES (1.39%)
7-Eleven, Inc. (1)	14,780	446,947
Kroger Co. (1)	19,526	371,580
		818,527
GENERAL MERCHANDISE STORES (2.30%)
Federated Department Stores, Inc.	6,008	440,266
Fred's, Inc.	23,865	395,682
Target Corp.	5,300	288,373
Wal-Mart Stores, Inc.	4,700	226,540
		1,350,861

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value
HEALTH SERVICES (2.88%)
Laboratory Corp. of America Holdings (1)	10,660	$531,934
Lifepoint Hospitals, Inc. (1)	11,463	579,111
Universal Health Services, Inc.-Class B	9,420	585,736
		1,696,781
HOLDING AND OTHER INVESTMENT OFFICES (0.89%)
Highwoods Properties, Inc.	17,500	520,800
INDUSTRIAL MACHINERY AND EQUIPMENT (3.62%)
Deere & Co.	3,990	261,305
EMC Corp. (1)	22,500	308,475
Hewlett-Packard Co.	6,000	141,060
Ingersoll-Rand Co., Ltd.-Class A	9,950	709,932
Solectron Corp. (1)	22,500	85,275
SPX Corp.	9,023	414,878
Stanley Works (The)	4,600	209,484
		2,130,409
INSTRUMENTS AND RELATED PRODUCTS (4.01%)
Agilent Technologies, Inc. (1)	7,000	161,140
Becton Dickinson & Co.	13,226	693,968
Boston Scientific Corp. (1)	4,770	128,790
Fisher Scientific International, Inc. (1)	8,176	530,622
Medtronic, Inc.	6,300	326,277
Perkinelmer, Inc.	11,900	224,910
Steris Corp.	11,448	295,015
		2,360,722
INSURANCE CARRIERS (5.48%)
Allstate Corp.	8,095	483,676
American International Group, Inc.	9,740	565,894
MBIA, Inc.	11,400	676,134
MetLife, Inc.	3,795	170,547
Protective Life Corp.	9,300	392,646
Safeco Corp.	6,240	339,082
WellPoint, Inc. (1)	8,532	594,168
		3,222,147
METAL MINING (1.42%)
Barrick Gold Corp.	20,000	500,600
Placer Dome, Inc.	21,600	332,208
		832,808
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.46%)
Hasbro, Inc.	12,900	268,191
MOTION PICTURES (0.74%)
News Corp.,-Class A	17,040	275,707
Time Warner, Inc. (1)	9,600	160,416
		436,123

	Shares Held	Value
NONDEPOSITORY INSTITUTIONS (0.54%)
Federal Home Loan Mortgage Corp.	4,900	$319,627
OIL AND GAS EXTRACTION (5.48%)
Apache Corp.	5,200	335,920
Burlington Resources, Inc.	20,000	1,104,800
Occidental Petroleum Co.	8,600	661,598
Rowan Cos., Inc.	16,900	502,099
Whiting Petroleum Corp. (1)	17,100	620,901
		3,225,318
PAPER AND ALLIED PRODUCTS (1.40%)
Abitibi Consolidated, Inc.	92,600	414,848
International Paper Co.	8,700	262,827
Sonoco Products Co.	5,500	145,750
		823,425
PETROLEUM AND COAL PRODUCTS (4.47%)
BP PLC	6,000	374,280
Chevron Corp.	14,100	788,472
ConocoPhillips	25,466	1,464,040
		2,626,792
PRIMARY METAL INDUSTRIES (0.72%)
Northwest Pipe Co. (1)	18,215	423,499
PRINTING AND PUBLISHING (1.63%)
Belo Corp.-Series A .	26,400	632,808
R.R. Donnelley & Sons Co.	9,400	324,394
		957,202
RAILROAD TRANSPORTATION (0.24%)
Union Pacific Corp.	2,155	139,644
TOBACCO PRODUCTS (1.55%)
Altria Group, Inc.	14,100	911,706
TRANSPORTATION EQUIPMENT (2.51%)
Federal Signal Corp.	13,300	207,480
Honeywell International, Inc.	23,500	860,805
ITT Industries, Inc.	4,185	408,582
		1,476,867
WHOLESALE TRADE - NONDURABLE GOODS (2.02%)
Dean Foods Co. (1)	16,986	598,587
Safeway, Inc.	26,230	592,536
		1,191,123
MISCELLANEOUS EQUITIES (1.69%)
H & Q Life Sciences Investors	25,359	402,450
NASDAQ-100 Trust	16,100	592,319
		994,769
Total Common Stocks (Cost $43,983,082)		50,927,673

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value
SHORT-TERM INVESTMENTS (13.09%)
MONEY MARKET MUTUAL FUND (1.28%)
Blackrock Liquidity Funds, T-Fund Portfolio (Cost $752,233)	752,233	$752,233
	Principal Amount
COMMERCIAL PAPER (2.89%)
DEPOSITORY INSTITUTIONS (1.70%)
Citigroup CP., 3.07%, due 07/01/05	$1,000,000	1,000,000
FOOD AND KINDRED PRODUCTS (1.19%)
Coca-Cola Co., due 07/08/05	700,000	699,568
Total Commercial Paper (Cost $1,699,568)		1,699,568
UNITED STATES GOVERNMENT AGENCIES (8.92%)
Federal Home Loan Bank, due 07/06/05	1,250,000	1,249,489
Federal Home Loan Bank, due 07/15/05	900,000	898,921
Federal Home Loan Bank, due 07/22/05	725,000	723,675
Federal Home Loan Mortgage Corp., due 07/12/05	1,500,000	1,498,628
Federal National Mortgage Assoc., due 07/20/05	875,000	873,576
Total United States Government Agencies (Cost $5,244,289)		5,244,289
Total Short-Term Investments (Cost $7,696,090)		7,696,090
Total Investments (99.67%) (Cost $51,679,172)		58,623,763
OTHER ASSETS LESS LIABILITIES (0.33%)
Cash, receivables, prepaid expense and other assets, less liabilities		194,483
Total Net Assets (100.00%)		$58,818,246

(1)  Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO

June 30, 2005
(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (0.64%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80% (Cost $200,000)	4,000	$205,875
	Principal Amount
CORPORATE BONDS (33.05%)
DEPOSITORY INSTITUTIONS (2.48%)
Washington Mutual Bank, 5.65%, due 08/15/14	$750,000	799,102
ELECTRIC, GAS AND SANITARY SERVICES (6.01%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19 (1)	700,000	834,876
Oglethorpe Power Corp., 6.974%, due 06/30/11	235,000	250,870
PacifiCorp, 6.90%, due 11/15/11	750,000	850,837
		1,936,583
FOOD STORES (2.07%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	600,000	666,000
FOOD AND KINDRED PRODUCTS (3.12%)
Diageo Capital PLC, 4.375%, due 05/03/10	1,000,000	1,004,780
HOLDING AND OTHER INVESTMENT OFFICES (2.11%)
Security Capital Pacific, 7.20%, due 03/01/13	275,000	310,128
Washington REIT, 6.898%, due 02/15/18	350,000	368,988
		679,116
HOTELS AND MOTELS (0.47%)
Meditrust, 7.60%, due 09/13/05	150,000	152,062
INSURANCE CARRIERS (2.86%)
SunAmerica, 8.125%, due 04/28/23	700,000	922,789
SECURITY AND COMMODITY BROKERS (6.85%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	900,000	923,139
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	1,300,000	1,284,374
		2,207,513

	Principal Amount	Value
TOBACCO PRODUCTS (2.57%)
UST, Inc., 7.25%, due 06/01/09	$750,000	$830,347
TRANSPORTATION - BY AIR (4.08%)
Continental Airlines, Inc., 6.545%, due 08/02/20	411,879	410,355
Federal Express, 7.50%, due 01/15/18	198,832	233,736
Northwest Airlines-Series 1999-2A, 7.575%, due 03/01/19	671,515	671,549
		1,315,640
TRANSPORTATION EQUIPMENT (0.43%)
Ford Motor Co., 9.215%, due 09/15/21	150,000	139,140
Total Corporate Bonds (Cost $10,020,486)		10,653,072
MORTGAGE-BACKED SECURITIES (32.77%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.01%)
Pool # 50276, 9.50%, due 02/01/20	1,326	1,475
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (32.76%)
Pool # 1512, 7.50%, due 12/20/23	32,610	35,014
Pool # 2631, 7.00%, due 08/01/28	41,279	43,573
Pool # 2658, 6.50%, due 10/01/28	72,160	75,247
Pool # 2701, 6.50%, due 01/20/29	85,545	89,136
Pool # 2796, 7.00%, due 08/01/29	73,555	77,595
Pool # 3039, 6.50%, due 02/01/31	29,989	31,235
Pool # 3040, 7.00%, due 02/01/31	54,712	57,696
Pool # 3188, 6.50%, due 02/20/32	182,075	189,616
Pool # 3239, 6.50%, due 05/01/32	165,769	172,636
Pool # 3261, 6.50%, due 07/20/32	322,196	335,542
Pool # 3320, 5.50%, due 12/01/32	1,122,446	1,145,813
Pool # 3333, 5.50%, due 01/01/33	929,028	948,055
Pool # 3375, 5.50%, due 04/01/33	144,843	147,809
Pool # 3390, 5.50%, due 05/01/33	647,380	660,639
Pool # 3403, 5.50%, due 06/01/33	1,098,578	1,121,078
Pool # 3458, 5.00%, due 10/01/33	805,521	810,649
Pool # 3499, 5.00%, due 01/01/34	1,257,380	1,265,110
Pool # 3556, 5.50%, due 05/01/34	1,367,030	1,394,845
Pool # 3623, 5.00%, due 10/01/34	1,892,757	1,904,394
Pool # 22630, 6.50% due 08/01/28	39,882	41,589
Pool # 276337, 10.00%, due 08/15/19	9,343	10,621
		10,557,892
Total Mortgage-Backed Securities (Cost $10,336,629)		10,559,367

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (12.42%)
Federal Home Loan Bank, 5.50%, due 05/18/15 .	$1,000,000	$1,008,826
Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13	1,000,000	983,650
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000	1,002,048
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,000,000	1,008,956
Total United States Government Agencies (Cost $3,990,044)		4,003,480
UNITED STATES TREASURY OBLIGATION (6.15%)
U.S. Treasury Note, 2.50%, due 05/31/06 (Cost $1,997,103)	2,000,000	1,982,040
SHORT-TERM INVESTMENTS (14.11%)
COMMERCIAL PAPER (5.51%)
NONDEPOSITORY INSTITUTIONS (3.03%)
American Express Credit Corp., 3.24%, due 07/26/05	500,000	500,000
American General Finance Corp., 3.13%, due 07/11/05	475,000	475,000
		975,000
PETROLEUM AND COAL PRODUCTS (2.48%)
ChevronTexaco Corp., 3.24%, due 07/22/05	800,000	800,000
Total Commercial Paper (Cost $1,775,000) .		1,775,000
UNITED STATES GOVERNMENT AGENCIES (7.36%)
Federal Home Loan Bank, due 07/06/05	200,000	199,918
Federal Home Loan Bank, due 07/15/05	975,000	973,831
Federal Home Loan Mortgage Corp., due 07/19/05 .	1,200,000	1,198,124
Total United States Government Agencies (Cost $2,371,873) .		2,371,873

See accompanying notes.

	Shares Held	Value
MONEY MARKET MUTUAL FUND (1.24%)
Blackrock Liquidity Funds, T-Fund Portfolio (Cost $401,802)	401,802	$401,802
Total Short-Term Investments (Cost $4,548,675).		4,548,675
Total Investments (99.14%) (Cost $31,092,937)		31,952,509
OTHER ASSETS LESS LIABILITIES (0.86%)
Cash, receivables, prepaid expense and other assets, less liabilities.		275,963
Total Net Assets (100.00%)		$32,228,472

(1)  Each unit was purchased at 104.481 on 04/20/01. As of 06/30/05, the carrying value of each unit was 119.268, representing $834,876 or 2.59% of total net assets.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO

June 30, 2005
(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (1.06%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust- Series D, 7.80% (Cost $350,000)	7,000	$360,282
	Principal Amount
CORPORATE BONDS (71.85%)
APPAREL AND ACCESSORY STORES (4.54%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,547,000
CHEMICALS AND ALLIED PRODUCTS (5.17%)
Lyondell Chemical Co., 9.625%, due 05/01/07	900,000	965,250
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000	796,000
		1,761,250
COMMUNICATIONS (1.51%)
Telephone & Data Systems, Inc., 7.00%, due 08/01/06	500,000	514,315
ELECTRIC, GAS AND SANITARY SERVICES (10.34%)
Alliant Energy Resources, Inc., 9.75%, due 01/15/13	1,000,000	1,300,760
ESI Tractebel, 7.99%, due 12/30/11	292,000	311,888
Indianapolis Power & Light Co., 7.05%, due 02/01/24	750,000	774,593
Semco Energy, Inc., 7.125%, due 05/15/08	900,000	922,500
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	193,776	213,626
		3,523,367
GENERAL MERCHANDISE STORES (0.03%)
DR Structured Finance, 8.35%, due 02/15/04 (1)	115,462	11,546
HOLDING AND OTHER INVESTMENT OFFICES (18.29%)
Bradley Operating LP, 7.20%, due 01/15/08	450,000	472,887
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	652,248
First Industrial LP, 7.60%, due 07/15/28	700,000	820,295

	Principal Amount	Value
First Industrial LP, 7.75%, due 04/15/32	$500,000	$601,305
HRPT Properties, 6.25%, due 08/15/16	375,000	404,719
iStar Financial, Inc., 7.00%, due 03/15/08	300,000	318,666
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	1,171,000	1,193,682
Price Development Co., 7.29%, due 03/11/08	337,500	351,655
Spieker Properties LP, 7.35%, due 12/01/17	1,200,000	1,420,356
		6,235,813
INSURANCE CARRIERS (5.24%)
Markel Capital Trust, 8.71%, due 01/01/46	1,000,000	1,087,950
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	698,475
		1,786,425
MOTION PICTURES (3.00%)
Time Warner, Inc., 8.375%, due 03/15/23	800,000	1,021,464
PAPER AND ALLIED PRODUCTS (8.98%)
Bowater, Inc., 9.375%, due 12/15/21	900,000	972,000
Cascades, Inc., 7.25%, due 02/15/13	1,000,000	990,000
Potlatch Corp., 12.50%, due 12/01/09	900,000	1,098,000
		3,060,000
TRANSPORTATION - BY AIR (4.00%)
Continental Airlines, Inc., 7.461%, due 04/01/15	1,241,304	1,166,453
Northwest Airlines-Series 1999-2A, 7.575%, due 03/01/19	197,257	197,267
		1,363,720
WATER TRANSPORTATION (6.63%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,245,750
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (2)	1,000,000	1,013,240
		2,258,990
WHOLESALE TRADE - NONDURABLE GOODS (4.12%)
Safeway, Inc., 7.45%, due 09/15/27.	1,200,000	1,405,152
Total Corporate Bonds (Cost $22,949,396)		24,489,042

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (5.90%)
Federal Home Loan Bank, 5.50%, due 05/18/15 .	$1,000,000	$1,008,826
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000	1,002,048
Total United States Government Agencies (Cost $2,000,000)		2,010,874
SHORT-TERM INVESTMENTS (19.52%)
COMMERCIAL PAPER (7.48%)
FOOD AND KINDRED PRODUCTS (1.17%)
Coca-Cola Enterprises, due 07/13/05	400,000	399,591
NONDEPOSITORY INSTITUTIONS (6.31%)
American Express Credit Corp., 3.23%, due 07/11/05	1,100,000	1,100,000
American General Finance Corp., 3.12%, due 07/18/05	150,000	150,000
General Electric Capital Corp., 3.02%, due 07/06/05	900,000	900,000
		2,150,000
Total Commercial Paper (Cost $2,549,591)		2,549,591
UNITED STATES GOVERNMENT AGENCIES (10.54%)
Federal Home Loan Bank, due 07/13/05	300,000	299,695
Federal Home Loan Bank, due 07/22/05	1,100,000	1,097,984
Federal Home Loan Mortgage Corp., due 07/19/05 .	950,000	948,512
Federal National Mortgage Assoc., due 07/18/05	250,000	249,647
Federal National Mortgage Assoc., due 07/27/05	1,000,000	997,702
Total United States Government Agencies (Cost $3,593,540)		3,593,540

See accompanying notes.

	Shares Held	Value
MONEY MARKET MUTUAL FUND (1.50%)
Blackrock Liquidity Funds, T-Fund Portfolio (Cost $509,896)	509,895	$509,895
Total Short-Term Investments (Cost $6,653,027)		6,653,026
Total Investments (98.33%) (Cost $31,952,423)		33,513,224
OTHER ASSETS LESS LIABILITIES (1.67%)
Cash, receivables, prepaid expense and other assets, less liabilities		567,680
Total Net Assets (100.00%)		$34,080,904

(1)  This security is past due. Partial or no interest was received from this security on its last scheduled interest payment date.

(2)  Each unit was purchased at 80.500 on 08/26/99. As of 06/30/05, the carrying value of each unit was 101.324, representing $1,013,240 or 2.97% of net assets.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO

June 30, 2005
(Unaudited)

	Shares Held	Value
COMMON STOCKS (61.59%)
AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.62%)
Ryder System, Inc.	13,300	$486,780
BUSINESS SERVICES (0.52%)
Electronic Data Systems Corp.	7,500	144,375
Veritas Software Corp. (1)	10,900	265,960
		410,335
CHEMICALS AND ALLIED PRODUCTS (10.38%)
Bristol-Myers Squibb Co.	19,605	489,733
Colgate-Palmolive Co.	4,230	211,119
E.I. du Pont de Nemours & Co.	16,475	708,590
GlaxoSmithKline PLC	4,700	227,997
IVAX Corp. (1)	21,375	459,562
Johnson & Johnson	12,527	814,255
KV Pharmaceutical Co.-Class A (1)	12,600	211,050
Merck & Co., Inc	15,158	466,866
Mylan Laboratories, Inc...	50,025	962,481
Olin Corp	17,100	311,904
Pfizer, Inc	47,104	1,299,128
Schering-Plough Corp.	15,700	299,242
Sensient Technologies Corp.	73,945	1,524,006
Taro Pharmaceutical Industries, Ltd. (1)	6,030	175,292
		8,161,225
COMMUNICATIONS (2.65%)
BellSouth Corp.	21,800	579,226
Centurytel, Inc	24,040	832,505
Comcast Corp.-Class A (1)	3,930	120,651
Nextel Communications, Inc. (1)	17,200	555,732
		2,088,114
DEPOSITORY INSTITUTIONS (7.00%)
AmSouth Bancorp.	19,910	517,660
Bank of America Corp.	14,072	641,824
Bank of New York Co., Inc.	11,229	323,171
BOK Financial Corp.	9,100	419,692
Citigroup, Inc.	19,822	916,371
National City Corp.	8,695	296,673
New York Community Bancorp., Inc.	44,834	812,392
U. S. Bancorp	24,470	714,524
Wachovia Corp.	8,328	413,069
Wilmington Trust Corp.	12,500	450,125
		5,505,501
ELECTRIC, GAS AND SANITARY SERVICES (5.13%)
Alliant Energy Corp.	22,115	622,537
Atmos Energy Corp.	38,252	1,101,658
Black Hills Corp.	9,655	355,787

	Shares Held	Value
Nisource, Inc.	20,300	$502,019
Pepco Holdings, Inc.	40,600	971,964
Xcel Energy, Inc.	24,690	481,949
		4,035,914
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (1.05%)
Acuity Brands, Inc.	15,101	387,945
Cisco Systems, Inc. (1)	20,100	384,111
Emerson Electric Co.	800	50,104
		822,160
ENGINEERING AND MANAGEMENT SERVICES (0.57%)
Shaw Group, Inc. (1)	21,000	451,710
FOOD AND KINDRED PRODUCTS (1.94%)
Anheuser-Busch Cos., Inc.	7,910	361,883
ConAgra Foods, Inc.	24,914	577,008
Sara Lee Corp.	24,100	477,421
TreeHouse Foods, Inc. (1)	3,814	108,731
		1,525,043
FOOD STORES (0.61%)
Kroger Co. (1)	25,186	479,290
GENERAL MERCHANDISE STORES (1.34%)
Federated Department Stores, Inc.	7,681	562,864
Fred's, Inc.	11,840	196,307
Wal-Mart Stores, Inc.	6,100	294,020
		1,053,191
HEALTH SERVICES (1.04%)
Lifepoint Hospitals, Inc. (1)	8,429	425,833
Universal Health Services, Inc.-Class B	6,350	394,843
		820,676
HOLDING AND OTHER INVESTMENT OFFICES (0.81%)
Highwoods Properties, Inc.	21,500	639,840
INDUSTRIAL MACHINERY AND EQUIPMENT (2.46%)
Hewlett-Packard Co.	6,900	162,219
Ingersoll-Rand Co., Ltd.-Class A	10,222	729,340
SPX Corp.	10,246	471,111
Stanley Works (The)	12,500	569,250
		1,931,920
INSTRUMENTS AND RELATED PRODUCTS (1.74%)
Becton Dickinson & Co.	13,835	725,922
Fisher Scientific International, Inc. (1)	3,920	254,408

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Shares Held	Value
INSTRUMENTS AND RELATED PRODUCTS (1.74%) - continued
Steris Corp.	14,946	$385,158
		1,365,488
INSURANCE CARRIERS (3.94%)
Allstate Corp.	10,395	621,101
American International Group, Inc.	6,170	358,477
MBIA, Inc.	7,781	461,491
MetLife, Inc.	4,855	218,184
Protective Life Corp.	6,200	261,764
Safeco Corp.	7,925	430,645
WellPoint, Inc. (1)	10,778	750,580
		3,102,242
METAL MINING (2.30%)
Barrick Gold Corp.	41,200	1,031,236
Placer Dome, Inc.	50,500	776,690
		1,807,926
OIL AND GAS EXTRACTION (4.36%)
Apache Corp.	6,700	432,820
Burlington Resources, Inc.	15,000	828,600
Occidental Petroleum Co.	16,500	1,269,345
Rowan Cos., Inc.	16,700	496,157
Whiting Petroleum Corp. (1)	11,000	399,410
		3,426,332
PAPER AND ALLIED PRODUCTS (2.49%)
Abitibi Consolidated, Inc.	133,500	598,080
International Paper Co.	22,900	691,809
P.H. Glatfelter Co.	31,300	388,120
Sonoco Products Co. .	10,600	280,900
		1,958,909
PETROLEUM AND COAL PRODUCTS (2.92%)
BP PLC	8,100	505,278
ConocoPhillips	31,224	1,795,068
		2,300,346
PRIMARY METAL INDUSTRIES (0.09%)
Wolverine Tube, Inc. (1)	11,400	66,918
PRINTING AND PUBLISHING (1.70%)
Belo Corp.-Series A	29,600	709,512
R.R. Donnelley & Sons Co.	18,100	624,631
		1,334,143
RAILROAD TRANSPORTATION (0.22%)
Union Pacific Corp.	2,710	175,608
TOBACCO PRODUCTS (1.27%)
Altria Group, Inc.	15,400	995,764

	Shares Held	Value
TRANSPORTATION EQUIPMENT (2.63%)
Federal Signal Corp.	36,400	$567,840
Honeywell International, Inc.	27,400	1,003,662
ITT Industries, Inc.	5,095	497,425
		2,068,927
WHOLESALE TRADE - NONDURABLE GOODS (1.81%)
Dean Foods Co. (1)	19,069	671,992
Safeway, Inc.	33,280	751,795
		1,423,787
Total Common Stocks (Cost $38,489,191)		48,438,089
	Principal Amount
MORTGAGE-BACKED SECURITIES (4.49%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$110,333	116,392
Pool # 3040, 7.00%, due 02/01/31	68,391	72,120
Pool # 3188, 6.50%, due 02/20/32	182,074	189,616
Pool # 3239, 6.50%, due 05/01/32	277,627	289,127
Pool # 3333, 5.50%, due 01/01/33	406,450	414,775
Pool # 3403, 5.50%, due 06/01/33	346,310	353,403
Pool # 3442, 5.00%, due 09/01/33	1,204,134	1,211,799
Pool # 3459, 5.50%, due 10/01/33	861,131	878,768
Total Mortgage-Backed Securities (Cost $3,439,790)		3,526,000
UNITED STATES GOVERNMENT AGENCIES (10.46%)
Government National Mortgage Assoc., 5.00%, due 09/01/23	700,000	704,498
Government National Mortgage Assoc., 5.00%, due 09/01/29	600,000	605,920
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,560,000	1,573,972
Government National Mortgage Assoc., 5.00%, due 06/01/31	1,300,000	1,315,449
Government National Mortgage Assoc., 5.00%, due 05/01/33	780,000	785,789
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,693,200	1,717,631
Government National Mortgage Assoc., 3.47%, due 04/01/34	587,943	578,830

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (10.46%) - continued
Government National Mortgage Assoc., 4.00%, due 10/01/34	$954,669	$944,722
Total United States Government Agencies (Cost $8,208,044)		8,226,811
SHORT-TERM INVESTMENTS (23.11%)
COMMERCIAL PAPER (9.00%)
DEPOSITORY INSTITUTIONS (2.93%)
Citigroup CP, 3.06%, due 07/11/05	2,300,000	2,300,000
NONDEPOSITORY INSTITUTIONS (6.07%)
American Express Credit Corp., 3.03%, due 07/06/05	2,000,000	2,000,000
American General Finance Corp., 3.12%, due 07/20/05	275,000	275,000
American General Finance Corp., 3.26%, due 07/21/05	1,300,000	1,300,000
General Electric Capital Corp., 3.05%, due 07/18/05	1,200,000	1,200,000
		4,775,000
Total Commercial Paper (Cost $7,075,000)		7,075,000
UNITED STATES GOVERNMENT AGENCIES (13.38%)
Federal Home Loan Bank, due 07/13/05	1,200,000	1,198,816
Federal Home Loan Bank, due 07/27/05	850,000	848,167
Federal Home Loan Bank, due 08/12/05	650,000	647,646
Federal Home Loan Bank, due 08/17/05	1,100,000	1,095,473
Federal Home Loan Mortgage Corp., due 08/01/05	1,700,000	1,695,499
Federal National Mortgage Assoc., due 07/20/05	2,900,000	2,895,366
Federal National Mortgage Assoc., due 08/03/05	1,350,000	1,346,194
Federal National Mortgage Assoc., due 08/10/05	800,000	797,173
Total United States Government Agencies (Cost $10,524,334)		10,524,334

See accompanying notes.

	Shares Held	Value
MONEY MARKET MUTUAL FUND (0.73%)
Blackrock Liquidity Funds, T-Fund Portfolio (Cost $573,169)	573,169	$573,169
Total Short-Term Investments (Cost $18,172,503)		18,172,503
Total Investments (99.65%) (Cost $68,309,528)		78,363,403
OTHER ASSETS LESS LIABILITIES (0.35%)
Cash, receivables, prepaid expense and other assets, less liabilities		278,489
Total Net Assets (100.00%)		$78,641,892

(1)  Non-income producing securities.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO

June 30, 2005
(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (96.24%)
COMMERCIAL PAPER (21.43%)
FOOD AND KINDRED PRODUCTS (3.64%)
Coca-Cola Enterprises, due 07/21/05	3.041%	$250,000	$249,578
NONDEPOSITORY INSTITUTIONS (13.85%)
American Express Credit Corp., 3.06%, due 07/29/05	3.063	250,000	250,000
American General Finance Corp., 3.15%, due 08/02/05	3.149	275,000	275,000
General Electric Capital Corp., 3.30%, due 09/07/05	3.297	175,000	175,000
International Business Machines Corp., 3.01%, due 07/07/05	3.012	250,000	250,000
			950,000
PETROLEUM AND COAL PRODUCTS (3.94%)
ChevronTexaco Corp., 2.76%, due 07/01/05	2.756	270,000	270,000
Total Commercial Paper (Cost $1,469,578)			1,469,578
UNITED STATES GOVERNMENT AGENCIES (71.19%)
Federal Home Loan Bank, due 07/15/05	3.168	225,000	224,727
Federal Home Loan Bank, due 07/22/05	3.003	250,000	249,569
Federal Home Loan Bank, due 07/25/05	3.013	250,000	249,506
Federal Home Loan Bank, due 08/19/05	3.146	200,000	199,159
Federal Home Loan Bank, due 09/02/05	3.247	200,000	198,885
Federal Home Loan Bank, due 09/07/05	3.240	225,000	223,650
Federal Home Loan Bank, due 09/09/05	3.260	225,000	223,602
Federal Home Loan Bank, due 09/14/05	3.328	200,000	198,642
Federal Home Loan Bank, due 09/28/05	3.384	250,000	247,954
Federal Home Loan Mortgage Corp., due 07/11/05	3.006	150,000	149,877
Federal Home Loan Mortgage Corp., due 07/19/05	3.151	225,000	224,651
Federal Home Loan Mortgage Corp., due 08/01/05	3.125	250,000	249,338
Federal Home Loan Mortgage Corp., due 08/08/05	3.102	225,000	224,276
Federal Home Loan Mortgage Corp., due 08/23/05	3.213	225,000	223,955
Federal Home Loan Mortgage Corp., due 09/27/05	3.394	200,000	198,377
Federal National Mortgage Assoc., due 07/06/05	2.998	250,000	249,897
Federal National Mortgage Assoc., due 07/13/05	3.099	250,000	249,745
Federal National Mortgage Assoc., due 07/27/05	3.104	225,000	224,504
Federal National Mortgage Assoc., due 08/03/05	3.122	200,000	199,437
Federal National Mortgage Assoc., due 08/24/05	3.192	250,000	248,825
Federal National Mortgage Assoc., due 08/31/05	3.246	200,000	198,921
Federal National Mortgage Assoc., due 09/28/05	3.405	225,000	223,147
Total United States Government Agencies (Cost $4,880,644)			4,880,644
UNITED STATES TREASURY OBLIGATION (3.62%)
U.S. Treasury Bill, due 09/29/05 (Cost $248,142)	3.036	250,000	248,142
Total Short-Term Investments (Cost $6,598,364)			6,598,364
OTHER ASSETS LESS LIABILITIES (3.76%)
Cash, receivables, prepaid expense and other assets, less liabilities			257,941
Total Net Assets (100.00%)			$6,856,305

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO

June 30, 2005
(Unaudited)

	Shares Held	Value
COMMON STOCKS (92.37%)
BUSINESS SERVICES (3.80%)
Microsoft Corp.	93,758	$2,328,949
Oracle Corp. (1)	58,314	769,745
		3,098,694
CHEMICALS AND ALLIED PRODUCTS (15.39%)
Abbott Laboratories	25,260	1,237,993
Amgen, Inc. (1)	18,200	1,100,372
Bristol-Myers Squibb Co.	36,063	900,854
Dow Chemical Co.	10,720	477,362
E.I. du Pont de Nemours & Co.	16,081	691,644
Eli Lilly & Co.	18,022	1,004,006
Johnson & Johnson	43,580	2,832,700
Merck & Co., Inc.	28,928	890,982
Pfizer, Inc.	45,282	1,248,878
Procter & Gamble Co.	41,042	2,164,966
		12,549,757
COMMUNICATIONS (4.43%)
Comcast Corp.-Class A (1)	22,486	690,320
SBC Communications, Inc.	35,565	844,669
Verizon Communications	37,307	1,288,957
Viacom, Inc.-Class B	24,668	789,869
		3,613,815
DEPOSITORY INSTITUTIONS (10.53%)
Bank of America	46,596	2,125,244
Citigroup, Inc.	49,326	2,280,341
J. P. Morgan Chase & Co.	47,270	1,669,576
Wachovia Corp.	25,980	1,288,608
Wells Fargo Co.	19,900	1,225,442
		8,589,211
EATING AND DRINKING PLACES (1.76%)
McDonald's Corp.	51,752	1,436,118
ELECTRIC, GAS AND SANITARY SERVICES (3.51%)
Dominion Resources, Inc.	11,600	851,324
Exelon Corp.	24,600	1,262,718
Southern Co.	21,650	750,605
		2,864,647
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (8.22%)
Cisco Systems, Inc. (1)	62,268	1,189,941
General Electric Co.	73,576	2,549,408
Intel Corp.	58,206	1,516,848
Motorola, Inc.	37,949	692,949
Texas Instruments, Inc.	27,001	757,918
		6,707,064

	Shares Held	Value
FOOD AND KINDRED PRODUCTS (3.02%)
Anheuser Busch & Cos., Inc.	11,432	$523,014
Coca-Cola Co. (The)	26,389	1,101,741
PepsiCo, Inc.	15,518	836,886
		2,461,641
FORESTRY (0.50%)
Weyerhaeuser Co.	6,400	407,360
GENERAL MERCHANDISE STORES (2.52%)
Wal-Mart Stores, Inc.	42,623	2,054,429
INDUSTRIAL MACHINERY AND EQUIPMENT (8.42%)
3M Co.	17,808	1,287,518
Applied Materials, Inc.	24,000	388,320
Caterpillar, Inc.	14,307	1,363,600
Dell, Inc. (1)	31,210	1,233,107
EMC Corp. (1)	38,068	521,912
Hewlett-Packard Co.	41,279	970,469
International Business Machines Corp.	14,821	1,099,718
		6,864,644
INSURANCE CARRIERS (2.70%)
American International Group, Inc.	37,964	2,205,708
LUMBER AND WOOD PRODUCTS (1.24%)
Home Depot, Inc.	25,913	1,008,016
MOTION PICTURES (2.17%)
Disney (Walt) Co.	36,832	927,430
Time Warner, Inc. (1)	50,502	843,888
		1,771,318
NONDEPOSITORY INSTITUTIONS (4.48%)
American Express Co.	52,797	2,810,384
Federal National Mortgage Assoc.	14,400	840,960
		3,651,344
PETROLEUM AND COAL PRODUCTS (7.62%)
Chevron Corp.	39,400	2,203,248
Exxon Mobil Corp.	69,771	4,009,739
		6,212,987
PRIMARY METAL INDUSTRIES (0.99%)
Alcoa, Inc.	30,898	807,365
TOBACCO PRODUCTS (3.09%)
Altria Group, Inc.	38,965	2,519,477
TRANSPORTATION EQUIPMENT (7.98%)
Boeing Co. (The)	32,082	2,117,412
General Motors Corp.	16,700	567,800

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value
TRANSPORTATION EQUIPMENT (7.98%) - continued
Honeywell International, Inc.	38,024	$1,392,819
United Technologies Corp.	47,402	2,434,093
		6,512,124
Total Common Stocks (Cost $62,442,889)		75,335,719
SHORT-TERM INVESTMENTS (7.59%)
MONEY MARKET MUTUAL FUND (0.49%)
Blackrock Liquidity Funds, T-Fund Portfolio (Cost $394,873)	394,873	394,873
	Principal Amount
COMMERCIAL PAPER (1.35%)
FOOD AND KINDRED PRODUCTS (0.80%)
Coca-Cola Enterprises, due 07/07/05	$650,000	649,672
NONDEPOSITORY INSTITUTIONS (0.55%)
General Electric Capital Corp., 3.06%, due 07/07/05	450,000	450,000
Total Commercial Paper (Cost $1,099,672)		1,099,672
UNITED STATES GOVERNMENT AGENCIES (5.75%)
Federal Home Loan Bank, due 07/21/05	3,600,000	3,593,779
Federal Home Loan Mortgage Corp., due 07/12/05	1,100,000	1,098,994
Total United States Government Agencies (Cost $4,692,773)		4,692,773
Total Short-Term Investments (Cost $6,187,318)		6,187,318
Total Investments (99.96%) (Cost $68,630,207)		81,523,037
OTHER ASSETS LESS LIABILITIES (0.04%)
Cash, receivables, prepaid expense and other assets, less liabilities		34,850
Total Net Assets (100.00%)		$81,557,887

(1)  Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

1.  Significant Accounting Policies

Organization

EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company, or mutual fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance company's separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see Note 3).

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. In situations when liquidation of holdings at quoted market prices is questionable or market quotations are not readily available, investments are valued at fair value as determined in good faith by the Fund's Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond, Strategic Yield and Money Market Portfolios, that Portfolio's net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for certain basis adjustments resulting from corporate reorganizations, and income and basis adjustments resulting from a taxable spin-off. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

Indemnifications

Under the Fund's organizational documents, its present and past officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Trustees, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

2.  Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

As of June 30, 2005, the following Portfolios had approximate net capital loss carryforwards set forth below:

	Portfolio
Net Capital Loss Carryforwards Expire In:	Value Growth	Strategic Yield	Blue Chip
2006	$1,491,000	$-	$-
2008	2,848,000	-	-
2010	-	1,689,000	1,786,000
2011	-	571,000	4,672,000
2012	-	-	556,000
2013	-	-	60,000
	$4,339,000	$2,260,000	$7,074,000

During 2005, the Value Growth and Strategic Yield Portfolios utilized approximately $2,052,000 and $2,000 of capital loss carryforwards, respectively.

As of June 30, 2005, the components of accumulated earnings and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value Growth	Managed
Undistributed ordinary income	$389,384	$839,210
Accumulated capital gains (losses)	(4,338,914)	1,907,785
Net unrealized appreciation of investments	6,928,965	10,021,934
Total accumulated earnings	$2,979,435	$12,768,929

During 2002, the Managed Portfolio held securities in a company that completed a corporate inversion. The event resulted in realized capital gains for the investment being recognized for tax but not for book purposes. As of June 30, 2005, unrealized appreciation and accumulated capital gains book and tax differences related to the corporate inversion were $31,941.

During 2004, the Value Growth Portfolio held a security that completed a taxable spin-off. The unrealized appreciation and accumulated capital gains differences were $15,626.

3.   Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio - 0.45%; High Grade Bond Portfolio - 0.30%; Strategic Yield Portfolio - 0.45%; Managed

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

3.   Management Contract and Transactions with Affiliates (continued)

Portfolio - 0.45%; Money Market Portfolio - 0.25%; and Blue Chip Portfolio - 0.20%, and (2) accounting fees, which are based on each Portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

The Fund entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the Fund's shareholder service, transfer and dividend disbursing agent. EquiTrust Marketing Services, LLC serves as the principal underwriter and distributor. There are no fees paid by the Fund associated with these services.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each Portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the Portfolio for such period. During the period ended June 30, 2005, EquiTrust Investment further agreed to reimburse any Portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the six month period ended June 30, 2005, no expense reimbursements were made to the Fund by EquiTrust Investment.

Certain officers and trustees of the Fund are also officers of EquiTrust Investment, Farm Bureau Life Insurance Company and other affiliated entities. As of June 30, 2005, the total number of the shares of each Portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company and related separate accounts were as follows:

Portfolio	Shares
Value Growth	4,401,085
High Grade Bond	2,950,789
Strategic Yield	3,382,621
Managed	4,962,355
Money Market	5,197,113
Blue Chip	2,357,330

4.  Capital Share Transactions

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Shares Sold		Shares Issued In Reinvestment of Dividends and Distributions		Shares Redeemed		Net Increase (Decrease)
Portfolio	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six month period ended June 30, 2005:
Value Growth	112,605	$1,434,625	53,423	$665,116	200,009	$2,554,068	(33,981)	$(454,327)
High Grade Bond	299,224	3,085,618	71,530	738,702	147,786	1,524,277	222,968	2,300,043
Strategic Yield	395,377	3,689,215	97,753	914,002	128,571	1,204,765	364,559	3,398,452
Managed	322,007	4,870,885	175,742	2,597,468	183,604	2,776,048	314,145	4,692,305
Money Market	20,140,611	20,140,611	50,307	50,307	19,926,678	19,926,678	264,240	264,240
Blue Chip	59,876	2,041,317	48,130	1,621,030	122,765	4,196,024	(14,759)	(533,677)
Year ended December 31, 2004:
Value Growth	272,309	$3,248,659	47,356	$563,058	314,657	$3,757,688	5,008	$54,029
High Grade Bond	498,678	5,149,599	124,573	1,289,118	293,329	3,040,003	329,922	3,398,714
Strategic Yield	547,463	5,049,478	181,300	1,675,145	250,424	2,315,693	478,339	4,408,930
Managed	436,280	6,407,882	94,010	1,367,844	282,774	4,163,866	247,516	3,611,860
Money Market	29,459,979	29,459,979	33,224	33,224	29,628,690	29,628,690	(135,487)	(135,487)
Blue Chip	174,207	5,808,441	35,399	1,194,008	166,223	5,550,599	43,383	1,451,850

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Investment Transactions

For the six month period ended June, 30, 2005, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$4,432,319	$5,209,518
High Grade Bond	1,893,282	31,479
Strategic Yield	588,610	224,110
Managed	4,378,132	4,808,387
Blue Chip	-	-

The basis of the Fund's investments in securities and the net unrealized appreciation of investments for U.S. federal income tax purposes as of June 30, 2005, by Portfolio, was composed of the following:

	Tax Cost of Investments	Gross Unrealized		Net Unrealized Appreciation
Portfolio	in Securities	Appreciation	Depreciation	of Investments
Value Growth	$51,694,798	$11,647,702	$4,718,737	$6,928,965
High Grade Bond	31,092,937	891,079	31,507	859,572
Strategic Yield	31,952,422	1,738,707	177,905	1,560,802
Managed	68,341,469	12,291,116	2,269,182	10,021,934
Blue Chip	68,630,207	21,628,920	8,736,090	12,892,830

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments' carrying value.

6.  Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

	Portfolio
Payable Date	High Grade Bond	Strategic Yield	Money Market
January 31, 2005	$0.0378	$0.0430	$0.0014
February 28, 2005	0.0383	0.0475	0.0014
March 31, 2005	0.0395	0.0454	0.0016
April 29, 2005	0.0366	0.0412	0.0017
May 31, 2005	0.0398	0.0443	0.0020
June 30, 2005	0.0404	0.0454	0.0020
Total dividends per share	$0.2324	$0.2668	$0.0101

In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the six month period ended June 30, 2005 for the following Portfolios:

  Ordinary Income Dividends:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
Value Growth	1/19/05	1/19/05	1/20/05	$0.1482
Managed	1/19/05	1/19/05	1/20/05	0.2711
Blue Chip	1/19/05	1/19/05	1/20/05	0.6730

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

6.  Dividends and Distributions to Shareholders (continued)

  Capital Gains Distributions:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
High Grade Bond	1/19/05	1/19/05	1/20/05	$0.0151
Managed	1/19/05	1/19/05	1/20/05	0.2715

The federal income tax character of dividends and distributions to shareholders during 2005 and 2004 was the same for financial reporting purposes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS

Period ended June 30, 2005 (Unaudited) and
Years Ended December 31, 2004, 2003, 2002, 2001 and 2000

	Value Growth Portfolio							High Grade Bond Portfolio
	2005		2004	2003	2002	2001	2000	2005		2004	2003	2002	2001	2000
Net asset value, beginning of period	$12.98		$11.76	$9.14	$10.39	$9.92	$8.69	$10.38		$10.42	$10.39	$10.08	$9.82	$9.49
Income From Investment Operations
Net investment income	0.09		0.15	0.12	0.14	0.18	0.22	0.23		0.45	0.47	0.50	0.62	0.67
Net gains (losses) on securities (both realized and unrealized)	0.27		1.20	2.64	(1.20)	0.50	1.20	-		-	0.08	0.32	0.26	0.34
Total from investment operations	0.36		1.35	2.76	(1.06)	0.68	1.42	0.23		0.45	0.55	0.82	0.88	1.01
Less Distributions
Dividends (from net investment income)	(0.15)		(0.13)	(0.14)	(0.19)	(0.21)	(0.19)	(0.23)		(0.45)	(0.47)	(0.50)	(0.62)	(0.67)
Distributions (from capital gains)	-		-	-	-	-	-	(0.02)		(0.04)	(0.05)	(0.01)	-	(0.01)
Total distributions	(0.15)		(0.13)	(0.14)	(0.19)	(0.21)	(0.19)	(0.25)		(0.49)	(0.52)	(0.51)	(0.62)	(0.68)
Net asset value, end of period	$13.19		$12.98	$11.76	$9.14	$10.39	$9.92	$10.36		$10.38	$10.42	$10.39	$10.08	$9.82
Total Return:
Total investment return based on net asset value (1)	2.83%		11.53%	30.68%	(10.43)%	6.98%	16.71%	2.22%		4.30%	5.43%	8.37%	9.10%	11.14%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$58,818		$58,354	$52,812	$40,953	$45,522	$40,173	$32,228		$29,980	$26,659	$24,984	$18,908	$13,934
Ratio of total expenses to average net assets	0.58	%(2)	0.58%	0.63%	0.59%	0.57%	0.57%	0.45	%(2)	0.45%	0.49%	0.46%	0.45%	0.45%
Ratio of net expenses to average net assets	0.58	%(2)	0.58%	0.63%	0.59%	0.57%	0.56%	0.45	%(2)	0.45%	0.49%	0.46%	0.45%	0.45%
Ratio of net investment income to average net assets	1.36	%(2)	1.22%	1.26%	1.46%	1.89%	2.34%	4.53	%(2)	4.34%	4.51%	4.92%	6.10%	7.03%
Portfolio turnover rate	9	%(3)	17%	17%	15%	40%	78%	6	%(3)	26%	28%	22%	17%	7%

	Strategic Yield Portfolio
	2005		2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.37		$9.13	$8.75	$8.90	$8.82	$9.30
Income From Investment Operations
Net investment income	0.27		0.55	0.63	0.62	0.73	0.75
Net gains (losses) on securities (both realized and unrealized)	-		0.24	0.38	(0.15)	0.08	(0.48)
Total from investment operations	0.27		0.79	1.01	0.47	0.81	0.27
Less Distributions
Dividends (from net investment income)	(0.27)		(0.55)	(0.63)	(0.62)	(0.73)	(0.75)
Distributions (from capital gains)	-		-	-	-	-	-
Total distributions	(0.27)		(0.55)	(0.63)	(0.62)	(0.73)	(0.75)
Net asset value, end of period	$9.37		$9.37	$9.13	$8.75	$8.90	$8.82
Total Return:
Total investment return based on net asset value (1)	2.89%		8.94%	11.97%	5.43%	9.22%	3.05%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$34,081		$30,637	$25,498	$22,395	$20,182	$16,410
Ratio of total expenses to average net assets	0.59	%(2)	0.59%	0.65%	0.61%	0.59%	0.59%
Ratio of net expenses to average net assets	0.59	%(2)	0.59%	0.65%	0.61%	0.59%	0.58%
Ratio of net investment income to average net assets	5.74	%(2)	5.98%	7.07%	7.04%	7.93%	8.30%
Portfolio turnover rate	1	%(3)	34%	32%	34%	33%	3%

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period, and is not annualized for periods less than one year.

(2)  Computed on an annualized basis.

(3)  Not annualized.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Managed Portfolio							Money Market Portfolio
	2005		2004	2003	2002	2001	2000	2005		2004	2003	2002	2001	2000
Net asset value, beginning of period	$15.67		$14.73	$12.34	$13.00	$12.58	$10.54	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net investment income	0.16		0.27	0.30	0.34	0.44	0.59	0.01		0.01	0.01	0.01	0.03	0.06
Net gains (losses) on securities (both realized and unrealized)	0.15		0.97	2.43	(0.57)	0.55	2.11	-		-	-	-	-	-
Total from investment operations	0.31		1.24	2.73	(0.23)	0.99	2.70	0.01		0.01	0.01	0.01	0.03	0.06
Less Distributions
Dividends (from net investment income)	(0.27)		(0.30)	(0.34)	(0.43)	(0.57)	(0.66)	(0.01)		(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Distributions (from capital gains)	(0.27)		-	-	-	-	-	-		-	-	-	-	-
Total distributions	(0.54)		(0.30)	(0.34)	(0.43)	(0.57)	(0.66)	(0.01)		(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Net asset value, end of period	$15.44		$15.67	$14.73	$12.34	$13.00	$12.58	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return:
Total investment return based on net asset value (1)	2.15%		8.58%	22.72%	(1.80)%	8.12%	27.39%	1.01%		0.74%	0.52%	1.16%	3.51%	5.85%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$78,642		$74,876	$66,733	$54,428	$53,795	$48,012	$6,856		$6,592	$6,728	$8,150	$9,320	$7,233
Ratio of total expenses to average net assets	0.56	%(2)	0.56%	0.62%	0.58%	0.56%	0.56%	0.57	%(2)	0.56%	0.59%	0.52%	0.50%	0.50%
Ratio of net expenses to average net assets	0.56	%(2)	0.56%	0.62%	0.58%	0.56%	0.55%	0.57	%(2)	0.56%	0.59%	0.52%	0.48%	0.48%
Ratio of net investment income to average net assets	2.24	%(2)	1.87%	2.35%	2.73%	3.47%	4.96%	2.03	%(2)	0.72%	0.53%	1.16%	3.41%	5.74%
Portfolio turnover rate	9	%(3)	26%	24%	18%	40%	85%	-	%(3)	-%	-%	-%	-%	-%

	Blue Chip Portfolio
	2005		2004	2003	2002	2001	2000
Net asset value, beginning of period	$35.17		$33.65	$27.22	$34.14	$39.29	$43.98
Income From Investment Operations
Net investment income	0.33		0.67	0.50	0.46	0.50	0.56
Net gains (losses) on securities (both realized and unrealized)	(0.86)		1.35	6.38	(6.88)	(4.83)	(4.26)
Total from investment operations	(0.53)		2.02	6.88	(6.42)	(4.33)	(3.70)
Less Distributions
Dividends (from net investment income)	(0.67)		(0.50)	(0.45)	(0.50)	(0.56)	(0.53)
Distributions (from capital gains)	-		-	-	-	(0.26)	(0.46)
Total distributions	(0.67)		(0.50)	(0.45)	(0.50)	(0.82)	(0.99)
Net asset value, end of period	$33.97		$35.17	$33.65	$27.22	$34.14	$39.29
Total Return:
Total investment return based on net asset value (1)	(1.48)%		6.07%	25.70%	(19.07)%	(11.28)%	(8.52)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$81,558		$84,960	$79,832	$63,699	$79,124	$87,118
Ratio of total expenses to average net assets	0.31	%(2)	0.30%	0.36%	0.31%	0.28%	0.27%
Ratio of net expenses to average net assets	0.31	%(2)	0.30%	0.36%	0.31%	0.28%	0.27%
Ratio of net investment income to average net assets	1.91	%(2)	2.00%	1.72%	1.50%	1.42%	1.39%
Portfolio turnover rate	-	%(3)	1%	17%	-%	-%	13%

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period, and is not annualized for periods less than one year.

(2)  Computed on an annualized basis.

(3)  Not annualized.

See accompanying notes.

Information on Proxy Voting:

EquiTrust Variable Insurance Series Fund (the "Fund") has delegated the authority to vote proxies related to the Fund's portfolio securities to the Fund's investment adviser, EquiTrust Investment Management Services, Inc. (the "Adviser"). A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund's Statement of Additional information, which can be found on the SEC's website at http://www.sec.gov. The Fund's proxy voting record for the most recent 12-month period ended June 30, 2005 is available without charge, by calling the toll-free number listed above or by accessing the SEC's website.

Form N-Q Disclosure:

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item  2.           Code of Ethics.

Not applicable to this filing.

Item  3.           Audit Committee Financial Expert.

Not applicable to this filing.

Item  4.           Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Schedules of Investments.

See Item 1.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.            Portfolio Managers of Closed-End Management Investment Company.

Not applicable.

Item 9.            Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.         Submission of Matters to a Vote of Security Holders.

On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee.  Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.

Item 11.         Controls and Procedures

(a)                    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
	Name:	Dennis M. Marker
	Title:	Chief Executive Officer
	Date:	8/19/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
	Name:	Dennis M. Marker
	Title:	Chief Executive Officer
	Date:	8/19/05

By:	/s/ James W. Noyce
	Name:	James W. Noyce
	Title:	Chief Financial Officer
	Date:	8/18/05